Schedule II - Valuation and Qualifying Accounts Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Effect of foreign currency translation	$ (200)
Tax Valuation Analysis [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	165,008	134,095
Charged to net loss/Charged to costs and expenses	(217)	30,913
Ending balance	164,791	165,008
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	287	905
Charged to net loss/Charged to costs and expenses	(11)	(230)
Charges utilized/write-offs	(201)	(393)
Effect of foreign currency translation	0	5
Ending balance	75	287
Less: Held for Sale	(49)	(158)
Ending Balance	$ 26	$ 129